Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Lease

Effective September 1, 2015, the Company leases its facilities under non-cancelable operating leases. The Company has the right to renew certain facility leases for an additional five years. Rent expense was $44,857 and $14,734 for the years ended December 31, 2016 and 2015, respectively.

Future minimum lease payments under non-cancelable operating leases at December 31, 2016 are as follows:

Years ending December 31,	Amount
2017	36,800
2018	37,333
2019	38,400
2020	25,600
Total minimum non-cancelable operating lease payments	$138,133

Employment agreements

On February 2, 2016, the Company entered into an employment agreement with Jonathan F. Head, Ph.D. (“Dr. Head”) to serve as the Company’s Chief Executive Officer, the term of which runs for three years (from February 2, 2016 through February 1, 2019) and renews automatically for one year periods unless a written notice of termination is provided not less than 120 days prior to the automatic renewal date. The employment agreement with Dr. Head provides that Dr. Head’s salary for calendar year 2016 shall be $275,000 and for calendar year 2017 and for each calendar year thereafter during the term of the employment agreement with Dr. Head shall be an amount determined by the Board of Directors, which in no event shall be less than the annual salary that was payable by the Company to Dr. Head for the immediately preceding calendar year.

On February 2, 2016, the Company entered into an employment agreement with Andrew Kucharchuk (“Mr. Kucharchuk) to serve as the Company’s President and Chief Financial Officer, the term of which runs for three years (from February 2, 2016 through February 1, 2019) and renews automatically for one year periods unless a written notice of termination is provided not less than 120 days prior to the automatic renewal date. The employment agreement with Mr. Kucharchuk provides that Mr. Kucharchuk’s salary for calendar year 2016 shall be $200,000 and for calendar year 2017 and for each calendar year thereafter during the term of the employment agreement with Mr. Kucharchuk shall be an amount determined by the Board of Directors, which in no event shall be less than the annual salary that was payable by the Company to Mr. Kucharchuk for the immediately preceding calendar year.

The above executives shall be eligible for an annual target bonus payment in an amount equal to ten percent of his base salary (“Bonus”). The Bonus is determined based on the achievement of certain performance objectives of the Company as established by the Board of Directors. The Bonus may be greater or less than the target Bonus, based on the level of achievement of the applicable performance objectives.

Future minimum commitment payments under employment agreements at December 31, 2016 are as follows:

Years ending December 31,	Amount
2017	475,000
2018	475,000
2019	39,600
Total minimum commitment employment agreement lease payments	$989,600